Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations | S/	S/ 520,000,000		S/ 1,205,200,000
Interest payable | S/	144,089,000		120,643,000
COFIDE [Member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations | S/	520,000,000		1,205,200,000
Interest payable | S/	S/ 12,656,000		S/ 12,719,000
COFIDE [Member] | Currency Repurchase Obligations [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	March 2021 and March 2022	March 2021 and March 2022	March and July 2020	March and July 2020
Borrowings Effective Annual Interest Rate		$ 2.74		$ 1.19
Borrowings Interest rate		2.74		1.19
COFIDE [Member] | Currency Repurchase Obligations [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate		3.46		1.75
Borrowings Interest rate		$ 3.46		$ 1.75
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations | S/	S/ 1,328,384,000		S/ 692,368,000
Interest payable | S/	S/ 12,197,000		S/ 26,731,000
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	March 2021 and July 2024	March 2021 and July 2024	April and July 2020	April and July 2020
Borrowings Effective Annual Interest Rate		$ 0.50		$ 3.03
Borrowings Interest rate		0.50		3.03
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate		2.92		4.72
Borrowings Interest rate		$ 2.92		$ 4.72
COFIDE [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	October 2029	October 2029	January 2027	January 2027
Borrowings Effective Annual Interest Rate	S/ 7.55	$ 5.99	S/ 7.55	$ 6.70
Borrowings Interest rate	S/ 7.55	$ 5.99	S/ 7.55	$ 6.70
COFIDE [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	October 2034	October 2034	November 2031	November 2031
Borrowings Effective Annual Interest Rate	S/ 7.67	$ 8.39	S/ 10.00	$ 8.56
Borrowings Interest rate	7.67	$ 8.39	S/ 10.00	8.56
COFIDE [Member] | Debit in local Currency [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations | S/	5,887,938,000
Interest payable | S/	S/ 14,602,000
COFIDE [Member] | Debit in local Currency [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	May 2023 and December 2023	May 2023 and December 2023
Borrowings Effective Annual Interest Rate		$ 0.50
Borrowings Interest rate		0.50
COFIDE [Member] | Debit in local Currency [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate		0.51
Borrowings Interest rate		0.51
FMV Loans [Member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate		7.75		7.75
Borrowings Interest rate		$ 7.75		$ 7.75
FMV Loans [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	January 2021	January 2021	January 2020	January 2020
Borrowings Effective Annual Interest Rate	S/ 5.00		S/ 5.00	$ 5.00
Borrowings Interest rate	S/ 5.00		S/ 5.00	$ 5.00
FMV Loans [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	November 2028	November 2028	December 2039	December 2039
Borrowings Effective Annual Interest Rate	S/ 8.30		S/ 8.30	$ 8.30
Borrowings Interest rate	S/ 8.30		S/ 8.30	$ 8.30